Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2019
Accounts receivable, net
Schedule of accounts receivable, net

	As of December 31,
	2017	2018	2019
	RMB	RMB	RMB
Online retail and online marketplace receivables (*)	14,819,862	7,756,808	2,392,737
Logistics receivables	1,020,771	2,997,163	3,073,641
Advertising receivables and others	572,495	534,410	1,042,211

Accounts receivable	16,413,128	11,288,381	6,508,589
Allowance for doubtful accounts	(53,981)	(178,393)	(318,001)

Accounts receivable, net	16,359,147	11,109,988	6,190,588

Schedule of movements in the allowances for doubtful accounts

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at beginning of the year	(36,993)	(53,981)	(178,393)
Additions	(16,988)	(124,412)	(213,395)
Write-off	—	—	73,787

Balance at end of the year	(53,981)	(178,393)	(318,001)